9. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Revolving loan interest rate	5.50%	5.50%
Amount due for Excess Cash Flow	$ 343,000
balance due under term loan	3,748,000	2,000,000
Interest expense related to credit facilities	1,006,000	918,000
Capital lease obligations	2,060,000	1,871,000
Interest rate minimum	7.00%
Interest rate maximum	9.50%
Balance owed under note	1,376,000	1,976,000
Interest expense related to notes payable	119,000	149,000
Balance owed amounted to	1,000,000	6,320,000
Interest expense amounted to	$ 439,000	$ 777,000